As filed with the Securities and Exchange Commission
                                        on December 17, 1999
                             Registration No. 333-74295; 811-09253

                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No. ___
                        Post-Effective Amendment No. 8 x

                                       And

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 9 x
                                  ------------------------

                                  WELLS FARGO FUNDS TRUST
                     (Exact Name of Registrant as specified in Charter)
                                        111 Center Street
                                     Little Rock, Arkansas 72201
              (Address of Principal Executive Offices, including Zip Code)
                                 --------------------------

          Registrant's Telephone Number, including Area Code: (800) 643-9691
                                  Richard H. Blank, Jr.
                                  c/o Stephens Inc.
                                  111 Center Street
                                  Little Rock, Arkansas 72201
                                  (Name and Address of Agent for Service)
                                  With a copy to:
                                  Robert M. Kurucza, Esq.
                                  Marco E. Adelfio, Esq.
                                  Morrison & Foerster LLP
                                  2000 Pennsylvania Ave., N.W.
                                  Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

 x    Immediately upon filing pursuant to Rule 485(b), or

      on _________ pursuant to Rule 485(b)

      60 days after filing pursuant to Rule 485(a)(1), or

      on _________ pursuant to Rule 485(a)(1)

      75 days after filing pursuant to Rule 485(a)(2), or

      on ___________pursuant to Rule 485(a)(2)

If appropriate, check the following box:

      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                Explanatory Note


              This Post-Effective Amendment No. 8 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed to update Item 23 of Part C to include executed forms of certain exhibits. Parts A and B are hereby incorporated by reference to Post-Effective Amendment No. 6, which was filed pursuant to Rule 485(b) on November 8, 1999. This Post-Effective Amendment does not affect any other part of the Registration Statement of the Trust.

                                                   C-13
                                                    C-1
                             WELLS FARGO FUNDS TRUST
                         File Nos. 333-74295; 811-09253

                                                                 PART C
                                                            OTHER INFORMATION

Item 23.      Exhibits.

      Exhibit
      Number                                      Description

        (a)                   - Amended and Restated Declaration of Trust, filed herewith.

        (b)                   - Not applicable.

        (c)                   - Not applicable.

        (d)(1)(i)             - Investment Advisory Agreement with Wells Fargo Bank, N.A., filed herewith.

                (ii)          - Fee and Expense Agreement between Wells Fargo Funds Trust and Wells Fargo Bank, N.A.

             (2)(i)           - Form of Sub-Advisory Contract with Barclays Global Fund Advisors, filed herewith.

                  (ii)        - Sub-Advisory Contract with Galliard Capital Management, Inc., filed herewith.

                  (iii)       - Sub-Advisory   Contract  with   Peregrine   Capital Management, Inc., filed herewith.

                  (iv)        - Sub-Advisory Contract with Schroder Capital Management, Inc., filed herewith.

                  (v)         - Sub-Advisory Contract with Smith Asset Management, L.P., filed herewith.

                  (vi)        - Form  of  Sub-Advisory  Contract  with  Wells Capital  Management,   Inc.,   incorporated  by
                                reference to  Post-effective  Amendment  No. 1, filed May 28, 1999.

        (e)(i)                - Distribution Agreement with Stephens, Inc., filed herewith.

        (f)                   - Not applicable.

        (g)(1)                - Custody Agreement with Barclays Global Investors, N.A., filed herewith.

             (2)              - Custody Agreement with Norwest Bank Minnesota, N.A., filed herewith.

             (3)              - Securities Lending Agreement by and among Wells Fargo Funds Trust, Wells Fargo Bank, N.A. and
                                Norwest Bank Minnesota, N.A., filed herewith.

        (h)(1)                -  Administration Agreement with Wells Fargo Bank, N.A., filed herewith.

             (2)(I)           -  Form of Fund Accounting Agreement, incorporated by reference to Post-effective Amendment No. 1, filed May 28, 1999.

                 (ii)         -  Interim Fund Accounting Agreement with Wells Fargo Bank, N.A., filed herewith.

             (3)              -  Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., filed herewith.

             (4)              -  Shareholder Servicing Plan, filed herewith.

             (5)              -  Form of Shareholder Servicing Agreement, filed herewith.

        (i)                   -  Legal Opinion, filed herewith.

        (j)                   -  Not applicable.

        (k)                   -  Not applicable.

        (l)                   -  Not applicable.

        (m)                   -  Rule 12b-1 Plan, filed herewith.

        (n)                   -  Not applicable.

        (o)                   -  Rule 18f-3 Plan, filed herewith.


Item 24.        Persons Controlled by or Under Common Control with the Fund.

                No person is controlled by or under common control with Registrant.


Item 25.        Indemnification.

                Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust and its four Funds. In addition, the Trustees are empowered under Section 3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.


Item 26.        Business and Other Connections of Investment Adviser.

                (a) Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly owned subsidiary of Wells Fargo & Company, serves as investment adviser to all of the Registrant's investment portfolios, and to certain other registered open-end management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

                To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company. Set forth below are the names and principal businesses of the directors and executive officers of Wells Fargo Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All the directors of Wells Fargo Bank also serve as directors of Wells Fargo & Company.

           Name and Position at                Principal Business(es) and Address(es) During at Least the Last
             Wells Fargo Bank                  Two Fiscal Year
-------------------------------------------    -------------------------------------------------------------------

Rodney L. Jacobs                               Wells Fargo & Company
Director and Chairman                          Vice Chairman and Chief Financial Officer
                                               President until 1999
                                               Vice Chairman until 1998
                                               420 Montgomery St.
                                               San Francisco, CA 94163

Teresa A. Dial                                 Wells Fargo & Company
Director and President                         Executive Vice President
                                               420 Montgomery St.
                                               San Francisco, CA 94163

Patricia R. Callahan                           Wells Fargo & Company
Director and Executive Vice President          Executive Vice President
                                               420 Montgomery St.
                                               San Francisco, CA 94163

Clyde W. Ostler                                Wells Fargo & Company
Director and Vice Chairman                     Executive Vice President
                                               420 Montgomery St.
                                               San Francisco, CA 94163

                                               Ostler Brothers Development,
                                               Limited Liability Company
                                                    Limited Partner

M. Lucile Reid                                 Wells Fargo & Company
Director and Executive Vice President          Executive Vice President
                                               420 Montgomery St.
                                               San Francisco, CA 94163

                                               Camphill Communities California, Inc.
                                               Director and Treasurer
                                               3920 Fairway Dr.
                                               Soquel, CA 95073-3023

                                               Volunteer Center of San Francisco
                                               Director and Chairperson
                                               1160 Battery St. # 70
                                               San Francisco, CA 94111-1212

Paul M. Watson                                 Community Television of Southern California (KCET)
Director and Vice Chairman                     Director
                                               4401 West Sunset Blvd.
                                               Los Angeles, CA 90027-6017

                                               Hanna Boys Center Sonoma
                                               Director
                                               17000 Arnold Dr.
                                               Sonoma, CA 95476-3290

                                               Los Angeles Area Chamber of Commerce
                                               Director
                                               350 South Bixel St.
                                               Los Angeles, CA  90017-1418

                                               Music Center of Los Angeles County
                                               Director
                                               Center Theatre Group - Ahmanson
                                               135 North Grand Ave.
                                               Los Angeles, CA 90012-3013

David A. Hoyt                                  Wells Fargo & Company
Vice Chairman                                  Executive Vice President
                                               420 Montgomery St.
                                               San Francisco, CA 9416


                (b)      Barclays Global Fund Advisors

                The description of Barclays Global Fund Advisors ("BGFA") in Parts A and B of this Registration Statement is incorporated by reference herein.

                The following are the Directors and principal executive officers of BGFA, including their business connections, which are of a substantial nature. The address of BGFA is 45 Fremont, 34th Floor, San Francisco, CA 94105 and, unless otherwise indicated below, that address is the principal business address of any company with which the Directors and principal executive officers are connected.

           Name and Position at                Principal Business(es) and Address(es) During at Least the Last
                   BGFA                        Two Fiscal Year
-------------------------------------------    -------------------------------------------------------------------
Frederick L.A. Grauer                          Director of BGFA and Co-Chairman and
Director                                       Director of BGI
                                               45 Fremont Street
                                               San Francisco, CA 94105

Patricia Dunn                                  Director of BGFA and Co-Chairman and
Director                                       Director of BGI
                                               45 Fremont Street
                                               San Francisco, CA 94105


Lawrence G. Tint                               Director of the Board of Directors of BGFA
Chairman and Director                          and Chief Executive Officer of BGI
                                               45 Fremont Street
                                               San Francisco, CA 94105


Geoffrey Fletcher                              Chief Financial Officer of BGFA and BGI
Chief Financial Officer                        since May 1997
                                               45 Fremont Street
                                               San Francisco, CA 94105

                                               Managing Director and Principal Accounting
                                               Officer at Bankers Trust Company
                                               from 1988 - 1997
                                               505 Market Street
                                               San Francisco, CA 94105


                (b)      Schroder Investment Management North America Inc.

                The description of Schroder Investment Management North America Inc. ("SIMNA") in Parts A and B of the Registration Statement are incorporated by reference herein. The following are the directors and principal officers of SIMNA, including their business connections of a substantial nature. The address of each company listed, unless otherwise noted, is 787 Seventh Avenue, 34th Floor, New York, NY 10019. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of SIMNA which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroders p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom.

                                                      Principal Business(es)
Name and Position                                     During at Least the Last Two Fiscal Years

David M. Salisbury                                    SIMNA
  Chairman, Director                                  Schroder Ltd.
  Chief Executive, Director                           Schroders plc.
  Director                                            Schroders Series Trust II
  Trustee and Officer

Richard R. Foulkes                                    SIMNA
  Deputy Chairman, Director                           Schroder Ltd.
  Deputy Chairman                                     Certain open end management investment companies for which
  Officer                                             SIMNA and/or its affiliates provide investment services

John A. Troiano                                       SIMNA
  Chief Executive, Director                           Schroder Ltd.
  Chief Executive, Director                           Certain open end management investment companies for which
  Officer                                             SIMNA and/or its affiliates provide investment services


Sharon L. Haugh                                       SIMNA
  Executive Vice President, Director                  Schroder Fund Advisors Inc.
  Director, Chairman                                  Schroder Ltd.
  Director                                            Schroder Capital Management Inc.
  Chairman, Director                                  Certain open end management investment companies for which
  Trustee                                             SIMNA and/or its affiliates provide investment services

Gavin D.L. Ralston
  Senior Vice President, Managing                     SIMNA
     Director
  Director                                            Schroder Ltd.

Mark J. Smith                                         SIMNA
  Senior Vice President, Director                     Schroder Ltd.
  Senior Vice President, Director                     Schroder Fund Advisors Inc.
  Director                                            Certain open end management investment companies for which
  Trustee and Officer                                 SIMNA and/or its affiliates provide investment services

Robert G. Davy                                        SIMNA
  Senior Vice President, Director                     Schroder Ltd.
  Director                                            Certain open end management investment companies for which
  Officer                                             SIMNA and/or its affiliates provide investment services

Jane P. Lucas                                         SIMNA
  Senior Vice President, Director                     Schroder Fund Advisors Inc.
  Director                                            Schroder Capital Management Inc.
  Director                                            Certain open end management investment companies for which
  Officer                                             SIMNA and/or its affiliates provide investment services

David R. Robertson
  Group Vice President                                SIMNA
  Senior Vice President                               Schroder Fund Advisors Inc.
  Director of Institutional Business                  Oppenheimer Funds Inc.
                                                      (resigned 2/98)

Michael M. Perelstein
  Senior Vice President, Director                     SIMNA
  Senior Vice President, Director                     Schroder Ltd.

Louise Croset
  First Vice President, Director                      SIMNA
  First Vice President                                Schroder Ltd.
  Trustee and Officer                                 Schroder Series Trust II

Ellen B. Sullivan
  Group Vice President, Director                      SIMNA
  Director                                            Schroder Capital Management Inc.

Catherine A. Mazza
  Group Vice President                                SIMNA
  President, Director                                 Schroder Fund Advisors
  Director                                            Schroder Capital Management Inc.
  Trustee and Officer                                 Certain open and management investment companies for which
                                                      SIMNA and/or its affiliates provide investment services

Heather Crighton
  First Vice President, Director                      SIMNA
  First Vice President, Director                      Schroder Ltd.

Fariba Talebi
  Group Vice President                                SIMNA
  Director                                            Schroder Capital Management Inc.
  Officer                                             Certain open and management investment companies for which
                                                      SIMNA and/or its affiliates provide investment services

Ira Unschuld
  Group Vice President                                SIMNA
  Officer                                             Certain open and management investment companies for which
                                                      SIMNA and/or its affiliates provide investment services

Paul M. Morris
  Senior Vice President                               SIMNA
  Director                                            Schroder Capital Management Inc.

Susan B. Kenneally
  First Vice President, Director                      SIMNA
  First Vice President, Director                      Schroder Ltd.

Jennifer A. Bonathan
  First Vice President, Director                      SIMNA
  First Vice President, Director                      Schroder Ltd.


(d)      Wells Capital Management Incorporated

         The descriptions of Wells Capital Management ("WCM") in Parts A and B of this Registration Statement are incorporated by reference herein. The following are the directors and principal executive officers of WCM, including their business connections, which are of a substantial nature. The address of WCM is 525 Market Street, San Francisco, California 94105 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

                                                                          Principal Business(es)
                                                                          at Least the Last
Name                                  Position                            Two Fiscal Years

Allen J. Ayvazian                     Chief Equity Officer                WCM

Robert Willis                         President and Chief Investment      WCM
                                      Officer

Brigid Breen                          Chief Compliance Officer            WCM

Jose Casas                            Chief Operating Officer             WCM

Larry Fernandes                       Principal                           WCM

Jacqueline Anne Flippin               Principal                           WCM
                                      Vice President and Investment       McMorgan & Company
                                      Portfolio Manager                   (until 1/98)

Stephen Galiani                       Senior Principal Director           WCM
                                                                          Qualivest Capital Management, Inc.
                                                                          (until 5/97)

Madeleine Gish                        Senior Principal                    WCM

Kelli Ann Lee                         Managing Director                   WCM
                                      Group Human Resource Manager        Wells Fargo Bank, N.A.
                                                                          (until 11/97)
Melvin Lindsey                        Managing Director                   WCM

Clark Messman                         Chief Legal Officer                 WCM

Brian Mulligan                        Managing Director                   WCM

Thomas O'Malley                       Managing Director                   WCM

Clyde Ostler                          Director                            WCM

Guy Rounsaville                       Director                            WCM

Katherine Schapiro                    Senior Principal                    WCM

Gary Schlossbertg                     Economist                           WCM


(e)      Peregrine Capital Management, Inc.

         The descriptions of Peregrine Capital Management, Inc. ("Peregrine") in Parts A and B of the Registration Statement, are incorporated by reference herein. The following are the directors and principal executive officers of Peregrine, including their business connections which are of a substantial nature. The address of Peregrine is LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

                                                                          Principal Business(es)
                                                                          at Least the Last
Name                                  Position                            Two Fiscal Years
James R. Campbell              President, Chief Officer, Director         Peregrine Capital Management, Inc.
Sixth and Marquette Ave.
Minneapolis, MN  55479-0116                                               Norwest Bank


Patricia D. Burns                     Senior Vice President               Peregrine Capital Management, Inc.

Tasso H. Coin                         Senior Vice President               Peregrine Capital Management, Inc.

John S. Dale                          Senior Vice President               Peregrine Capital Management, Inc.

Julie M. Gerend                       Senior Vice President               Peregrine Capital Management, Inc.

William D. Giese                      Senior Vice President               Peregrine Capital Management, Inc.

Daniel J. Hagen                       Senior Vice President               Peregrine Capital Management, Inc.

Ronald G. Hoffman                     Senior Vice President               Peregrine Capital Management, Inc.
                                      Secretary
Frank T. Matthews                     Vice President                      Peregrine Capital Management, Inc.

Jeannine McCormick                    Senior Vice President               Peregrine Capital Management, Inc.

Barbara K. McFadden                   Senior Vice President               Peregrine Capital Management, Inc.

Robert B. Mersky                      Chairman, President, Chief          Peregrine Capital Management, Inc.
                                      Executive Officer
Gary E. Nussbaum                      Senior Vice President               Peregrine Capital Management, Inc.

James P. Rosse                        Vice President                      Peregrine Capital Management, Inc.

Jonathan L. Scharlau                  Assistant Vice President            Peregrine Capital Management, Inc.

Jay H. Strohmaier                     Senior Vice President               Peregrine Capital Management, Inc.

Paul E. von Kuster                    Senior Vice President               Peregrine Capital Management, Inc.

Janelle M. Walter                     Assistant Vice President            Peregrine Capital Management, Inc.

Paul R. Wurm                          Senior Vice President               Peregrine Capital Management, Inc.

J. Daniel Vendermark                  Vice President                      Peregrine Capital Management, Inc.
Sixth and Marquette Avenue
Minneapolis, MN  55479-1013

Albert J. Edwards                     Senior Vice President               Peregrine Capital Management, Inc.

Douglas G. Pugh                       Senior Vice President               Peregrine Capital Management, Inc.

Colin Sharp                           Vice President                      Peregrine Capital Management, Inc.




(f)      Galliard Capital Management, Inc.

         The descriptions of Galliard Capital Management, Inc. ("Galliard") in Parts A and B of the Registration Statement, are incorporated by reference herein. The following are the directors and principal executive officers of Galliard, including their business connections which are of a substantial nature. The address of Galliard is LaSalle Plaza, Suite 2060, 800 LaSalle Avenue, Minneapolis, Minnesota 55479 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

                                                                          Principal Business(es)
                                                                          at Least the Last
Name                                  Position                            Two Fiscal Years

P. Jay Kiedrowski                     Chairman                            Galliard Capital Management, Inc.
Sixth and Marquette Ave.
Minneapolis, MN  55479                                                    Norwest Investment Management,
                                      Chairman, Chief Executive Officer   Inc.

                                      Executive Vice President            Norwest Bank Minnesota, N.A.
                                      Employee
                                                                          Crestone Capital Management, Inc.
                                      Director
Richard Merriam                       Principal, Senior Portfolio         Galliard Capital Management, Inc.
                                      Manager

John Caswell                          Principal, Senior Portfolio         Galliard Capital Management, Inc.
                                      Manager
Karl Tourville                        Principal, Senior Portfolio         Galliard Capital Management, Inc.
                                      Manager
Laura Gideon                          Senior Vice President of Marketing  Galliard Capital Management, Inc.

Leela Scattum                         Vice President of Operations        Galliard Capital Management, Inc.


(g)      Smith Asset Management, L.P.

         The descriptions of Smith Asset Management, L.P. ("Smith") in Parts A and B, of the Registration Statement, are incorporated by reference herein. The following are the directors and principal executive officers of Smith, including their business connections which are of a substantial nature. The address of Smith is 300 Crescent Court, Suite 750, Dallas, Texas 75201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

                                                                          Principal Business(es)
                                                                          at Least the Last
Name                                  Position                            Two Fiscal Years
Stephen S. Smith                      President, Chief Executive Partner  Smith Partner Discovery Management

Stephen J. Summers                    Chief Operating Officer             Smith Partner Discovery Management


Item 27.  Principal Underwriters.

                (a) Stephens Inc. ("Stephens"), distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for MasterWorks Funds Inc., Stagecoach Funds, Inc. and Stagecoach Trust, Nations Fund, Inc., Nations Fund Trust, Nations Fund Portfolios, Inc., Nations LifeGoal Funds, Inc. and Nations Institutional Reserves, and Wells Fargo Variable Trust, Wells Fargo Core Trust and Wells Fargo Funds Trust and is the exclusive placement agent for Master Investment Portfolio, all of which are registered open-end management investment companies.

                (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisors Act of 1940 (file No. 501-15510).

                (c)      Not applicable.

Item 28.      Location of Accounts and Records.

              (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.

              (b) Wells Fargo Bank maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, San Francisco, California 94105.

              (c) BGFA and BGI maintains all Records relating to their services as sub-adviser and custodian, respectively, at 45 Fremont Street, San Francisco, California 94105.

              (d) Stephens maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

              (e) Norwest Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

              (f) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, San Francisco, California 94105.

              (g) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Minneapolis, Minnesota 55479.

              (h) Galliard Capital Management, Inc. ("Galliard") maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479.

              (i) Smith Asset Management Group, LP maintains all Records relating to its services as investment sub-adviser at 500 Crescent Court, Suite 250, Dallas, Texas 75201.

              (j) Schroder Investment Management, North America Inc. maintains all Records relating to its services as investment sub-adviser at 787 Seventh Avenue, New York, New York 10019.

Item 29.  Management Services.

                Other than as set forth under the captions "Organization and Management of the Funds"" in the Prospectus constituting Part A of this
Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.  Not applicable.

                                                              EXHIBIT INDEX

Exhibit No.                                 Exhibit
EX99.B(I)                  Legal Opinion

EX99.B(a)                  Amended and Restated Declaration of Trust

EX99.B(d)(1)(I)            Investment Advisory Contract with Wells Fargo Bank, N.A.

EX99.B(d)(1)(ii)           Fee and Expense Agreement between Wells Fargo Funds Trust and Wells
                           Fargo Bank, N.A.

EX99.B(d)(2)(I)            Form of Sub-Advisory Contract with Barclays Global Fund Advisors

EX99.B(d)(2)(ii)           Sub-Advisory Contract with Galliard Capital Management

EX99.B(d)(2)(iii)          Sub-Advisory Contract with Peregrine Capital Management

EX99.B(d)(2)(iv)           Sub-Advisory Contract with Schroder Capital Management, Inc.

EX99.B(d)(2)(v)            Sub-Advisory Contract with Smith Asset Management, L.P.

EX99.B(e)                  Distribution Agreement with Stephens, Inc.

EX99.B(g)(1)               Custody Agreement with Barclays Global Investors, N.A.

EX99.B(g)(2)               Custody Agreement with Norwest Bank Minnesota, N.A.

EX99.B(g)(3)               Securities Lending Agreement by and among Wells Fargo
                           Funds Trust, Wells Fargo Bank, N.A. and Norwest Bank
                           Minnesota, N.A.

EX99.B(h)(1)               Administration Agreement with Wells Fargo Bank, N.A.

EX.99.B(h)(2)(ii)          Interim Fund Accounting Agreement with Wells Fargo Bank, N.A.

EX.99B(h)(3)               Transfer Agency and Service Agreement with Boston Data Financial
                           Services, Inc.

EX99.B(h)(4)               Shareholder Servicing Plan

EX99.B(h)(5)               Form of Shareholder Servicing Agreement

EX99.B(e)(ii)              Distribution Plan

EX99.B(o)                  Rule 18f-3 Plan